Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Right-of-use Assets

Description	Weighted average rate (p.a.)	December 31, 2023	Acquisitions	Write-offs	Modifications	Transfers (b)	December 31, 2024

Cost
Aircraft, engines and simulators		14,279,939	2,701,036	(439,430)	248,712	66,248	16,856,505
Maintenance		1,552,036	744,988	(105,738)	(12,390)	—	2,178,896
Restoration		1,699,610	713,649	(56,491)	(208,098)	—	2,148,670
Others		324,650	64,138	(40,407)	2,544	—	350,925
		17,856,235	4,223,811	(642,066)	30,768	66,248	21,534,996
Depreciation
Aircraft, engines and simulators	8%	(7,417,554)	(1,185,460)	439,430	—	—	(8,163,584)
Maintenance	23%	(616,379)	(362,563)	95,121	—	—	(883,821)
Restoration	26%	(701,501)	(445,171)	54,633	211,506	—	(880,533)
Others	18%	(109,243)	(58,989)	31,853	—	—	(136,379)
		(8,844,677)	(2,052,183)	621,037	211,506	—	(10,064,317)

Right-of-use assets, net		9,011,558	2,171,628	(21,029)	242,274	66,248	11,470,679

Right-of-use assets, net		9,011,558	2,171,628	(21,029)	242,274	66,248	11,470,679

(b)The transfer balances are between the groups “Aircraft sublease”, “Inventories”, “Other assets” and “Property and equipment”.

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Modifications	Transfers (b)	December 31, 2023

Cost
Aircraft (a)		12,753,324	1,063,167	(833,855)	1,281,755	15,548	14,279,939
Maintenance of aircraft and engines		1,938,788	568,874	(892,072)	(30,128)	(33,426)	1,552,036
Restoration of aircraft and engines		1,819,438	501,864	(455,967)	(165,725)	—	1,699,610
Others		226,621	21,763	—	76,266	—	324,650
		16,738,171	2,155,668	(2,181,894)	1,162,168	(17,878)	17,856,235
Depreciation
Aircraft (a)	8%	(7,228,226)	(958,351)	769,937	—	(914)	(7,417,554)
Maintenance of aircraft and engines	17%	(1,159,612)	(327,401)	870,634	—	—	(616,379)
Restoration of aircraft and engines	31%	(628,522)	(557,984)	455,967	29,038	—	(701,501)
Others	22%	(58,914)	(50,329)	—	—	—	(109,243)
		(9,075,274)	(1,894,065)	2,096,538	29,038	(914)	(8,844,677)

Right-of-use assets		7,662,897	261,603	(85,356)	1,191,206	(18,792)	9,011,558
Impairment		(110,349)	—	110,349	—	—	—
Right-of-use assets, net		7,552,548	261,603	24,993	1,191,206	(18,792)	9,011,558

(a)Includes aircraft, engines, and simulators.
(b)Transfer balances are between the groups “Property and equipment”, “Right-of-use assets” and “Intangible”.